Share Capital (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					15 Months Ended
	May 31, 2009 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2012 EGP	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			296			1,521
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			765			1,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			296			1,610
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			622
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					2 years 2 months 12 days	2 years 2 months 12 days
Proceeds from Stock Options Exercised			292			939	1,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			162			1,593
Warrants Issued For Services During Period	150,000
Investment Warrants Expiration Date	May 14, 2011
Proceeds from Warrant Exercises	1,170
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.36			$ 2.72
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,790,735	1,790,735	1,790,735
Increase (Decrease) in Other Operating Assets and Liabilities, Net				517